Costs and expenses by nature: (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Costs and expenses by nature:
Short term benefits	$ 1,626,289	$ 1,235,765	$ 1,167,302
Electric power	499,753	544,397	419,909
Maintenance and conservation	815,810	596,043	611,274
Professional fees	305,625	227,817	225,321
Insurance and bonds	277,754	151,041	227,342
Surveillance services	427,811	329,414	294,807
Cleaning services	303,168	263,177	209,447
Technical assistance	715,462	643,891	391,698
Right of use of assets under concession	1,496,142	1,424,066	948,062
Amortization and depreciation of intangible assets, furniture and equipment	2,069,157	2,059,237	1,993,342
Consumption of commercial items	552,298	489,244	333,192
Construction services	1,302,633	2,692,694	3,146,166
Termination benefits	5,434	4,343	2,866
Employees' statutory profit sharing	98,651	104,731	84,670
Impairment of accounts receivable	34,276	9,681	9,331
Other	47,856	186,424	62,258
Total aeronautical and non-aeronautical services costs, costs of construction services and administrative expenses	$ 10,578,119	$ 10,961,965	$ 10,126,987